UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended March 31, 2010

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS—88.7%
Aerospace & Defense—4.2%
Boeing Co.	269,000	$19,532,090

Banks—1.8%
HSBC Holdings PLC - ADR (b)	166,150	8,422,144

Beverages—2.8%
Diageo PLC - ADR (b)	191,950	12,947,028

Chemicals—3.9%
EI Du Pont de Nemours & Co.	491,000	18,284,840

Communications Equipment—2.5%
Nokia OYJ - ADR (b)	746,300	11,597,502

Distributors—2.8%
Genuine Parts Co.	311,350	13,151,424

Diversified Telecommunication Services—4.7%
AT&T, Inc.	405,960	10,490,006
Verizon Communications, Inc.	372,650	11,559,603

		22,049,609

Electric Utilities—2.1%
FPL Group, Inc.	203,000	9,810,990

Food Products—9.6%
HJ Heinz Co.	342,950	15,641,950
Kraft Foods, Inc.	437,762	13,237,923
Unilever NV - ADR (b)	524,540	15,820,126

		44,699,999

Household Products—3.4%
Kimberly-Clark Corp.	251,000	15,782,880

Industrial Conglomerates—7.8%
3M Co.	206,800	17,282,276
ABB Ltd. - ADR (a)(b)	538,100	11,752,104
General Electric Co.	391,850	7,131,670

		36,166,050

Insurance—3.8%
Travelers Companies, Inc.	324,400	17,498,136

Oil & Gas—8.9%
Chevron Corp.	181,860	13,790,444
ConocoPhillips	251,250	12,856,463
PetroChina Co., Ltd. - ADR (b)	126,150	14,787,302

		41,434,209

Petroleum Refining—2.9%
BP PLC ADR (b)	237,670	13,563,827

Pharmaceuticals—10.9%
AstraZeneca PLC - ADR (b)	221,800	9,918,896
Bristol-Myers Squibb Co.	566,280	15,119,676
Eli Lilly & Co.	346,400	12,546,608
Johnson & Johnson	204,910	13,360,132

		50,945,312

Real Estate—3.2%
Health Care REIT, Inc.	334,780	15,142,099

Semiconductors—2.1%
Intel Corp.	442,000	9,838,920

Software—1.8%
Microsoft Corp.	283,000	8,283,410

	Shares	Value

Tobacco—6.5%
Altria Group, Inc.	770,300	15,806,556
Philip Morris International, Inc.	282,450	14,732,592

		30,539,148

Wireless Telecommunication Services—3.0%
Vodafone Group PLC - ADR (b)	602,960	14,042,938

Total Common Stocks
(Cost $380,128,099)		413,732,555

SHORT-TERM INVESTMENTS—11.0%
Money Market Fund—11.0%
Dreyfus Cash Management Fund
(Cost $51,412,116)	51,412,116	51,412,116

Total Investments—99.7%
(Cost $431,540,215)		$465,144,671

Other assets less liabilities—0.3%		1,155,296

Total Net Assets—100.0%		$466,299,967

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt

(a) Non-income producing security
(b) Foreign Issued Security

See Notes to Financial Statements

The cost basis of investments for Federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$431,540,215
Gross unrealized appreciation	50,267,221
Gross unrealized depreciation	(16,662,765)

Net unrealized depreciation	$33,604,456

*

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$413,732,555	$-	$-	$413,732,555
Money Market Fund	51,412,116	-	-	51,412,116

Total	$465,144,671	$-	$-	$465,144,671

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS—95.9%
Australia—6.6%
Foster’s Group Ltd.	277,000	$1,344,660
Ramsay Health Care Ltd.	148,000	1,890,506
Sonic Healthcare Ltd.	119,000	1,569,209

		4,804,375

Brazil—5.8%
Cia Energetica de Minas Gerais - ADR	66,400	1,104,896
Cia Siderurgica Nacional SA - ADR	58,200	2,323,926
Itau Unibanco Holding SA - ADR	35,000	769,650

		4,198,472

Canada—3.2%
Enerplus Resources Fund	63,700	1,510,327
RioCan Real Estate Investment Trust	1,450	26,424
Vermilion Energy Trust	23,300	804,421

		2,341,172

China—2.7%
PetroChina Co., Ltd. - ADR	16,550	1,939,991

Egypt—1.7%
Orascom Construction Industries - GDR	25,425	1,210,484

Finland—2.8%
Nokia OYJ - ADR	131,700	2,046,618

France—10.1%
AXA SA	65,000	1,445,947
BNP Paribas SA	13,900	1,067,498
GDF Suez	38,650	1,493,004
Total SA - ADR	27,800	1,612,956
Vallourec SA	8,800	1,774,548

		7,393,953

Germany—9.6%
Allianz SE	10,200	1,278,892
Bayer AG	15,350	1,038,288
Muenchener Rueckversicherungs AG	4,700	762,723
RWE AG	17,900	1,585,996
Siemens AG	23,600	2,363,570

		7,029,469

Hong Kong—3.9%
BOC Hong Kong Holdings Ltd.	746,500	1,780,620
Stella International Holdings Ltd.	525,000	1,073,768

		2,854,388

Indonesia—1.6%
Bank Rakyat Indonesia	1,320,000	1,196,769

Italy—3.3%
ENI SpA - ADR	6,900	323,817
Prysmian SpA	106,700	2,096,876

		2,420,693

Japan—2.7%
Nintendo Co., Ltd.	5,950	1,992,031

Malaysia—0.6%
Berjaya Sports Toto BHD	318,821	437,866

Netherlands—3.2%
Eurocommercial Properties NV	20,100	807,660
Unilever NV - ADR	49,400	1,489,904

		2,297,564

	Shares	Value

Singapore—4.5%
Singapore Telecommunications Ltd.	825,000	1,869,437
United Overseas Bank Ltd.	101,500	1,394,496

		3,263,933

South Africa—1.8%
Massmart Holdings Ltd.	77,000	1,147,111
MTN Group Ltd.	11,000	169,144

		1,316,255

South Korea—0.8%
KT&G Corp.	11,045	611,089

Spain—1.3%
Telefonica SA - ADR	13,600	966,960

Sweden—0.8%
Volvo AB-B Shares	58,650	590,106

Switzerland—10.3%
ABB Ltd. - ADR (a)	54,900	1,199,016
Credit Suisse Group AG	43,800	2,257,710
Nestle SA	39,800	2,038,316
Novartis AG - ADR	37,550	2,031,455

		7,526,497

Taiwan—6.5%
Acer, Inc.	659,021	1,946,476
Chunghwa Telecom Co., Ltd. - ADR	45,045	875,224
Chunghwa Telecom Co., Ltd.	371,348	726,139
Taiwan Semiconductor Manufacturing Co., Ltd.	621,229	1,203,022

		4,750,861

United Kingdom—12.1%
AstraZeneca PLC - ADR	16,600	742,352
BP PLC ADR	32,950	1,880,457
British American Tobacco PLC - ADR	27,000	1,860,300
Diageo PLC - ADR	20,450	1,379,353
HSBC Holdings PLC	71,283	726,211
HSBC Holdings PLC - ADR	9,700	491,693
Vodafone Group PLC - ADR	75,700	1,763,053

		8,843,419

Total Common Stocks
(Cost $56,635,209)		70,032,965

SHORT-TERM INVESTMENTS—3.1%
Money Market Fund—3.1%
Dreyfus Cash Management Fund
(Cost $2,286,926)	2,286,926	2,286,926

Total Investments—99.0%
(Cost $58,922,135)		$72,319,891

Other assets less liabilities—1.0%		732,378

Total Net Assets—100.0%		$73,052,269

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.
ADR – American Depository Receipt
GDR – Global Depository Receipt

(a) Non-income producing security

See Notes to Financial Statements

The cost basis of investments for Federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$58,922,135
Gross unrealized appreciation	13,940,279
Gross unrealized depreciation	(542,524)

Net unrealized depreciation	$13,397,755

*

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$70,032,965	$-	$-	$70,032,965
Money Market Fund	2,286,926	-	-	2,286,926

Total	$72,319,891	$-	$-	$72,319,891

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS—91.5%
Aerospace & Defense—6.8%
Empresa Brasileira de Aeronaut SA - ADR (b)	2,320	$55,587
Spirit Aerosystems Holdings, Inc., Class A (a)	3,010	70,374

		125,961

Auto Parts & Equipment—3.0%
BorgWarner, Inc. (a)	1,470	56,125

Banks—10.6%
Bank of the Ozarks, Inc. (a)	1,960	68,971
CVB Financial Corp.	6,550	65,042
SCBT Financial Corp.	1,700	62,968

		196,981

Biotechnology—3.5%
Charles River Laboratories International, Inc. (a)	1,680	66,041

Electrical Components & Equipment—3.5%
Hubbell, Inc., Class B	1,280	64,550

Electronics—6.5%
Avnet, Inc. (a)	2,180	65,400
Mettler - Toledo International, Inc. (a)(b)	510	55,692

		121,092

Engineering & Construction—6.6%
Granite Construction, Inc.	1,880	56,814
KBR, Inc.	2,970	65,815

		122,629

Hand/Machine Tools—3.5%
Lincoln Electric Holdings, Inc.	1,210	65,739

Healthcare Services—5.0%
Community Health Systems, Inc. (a)	1,780	65,735
Laboratory Corp. of America Holdings (a)	360	27,256

		92,991

Healthcare-Products—1.3%
Beckman Coulter Inc.	390	24,492

Insurance—6.3%
PartnerRe Ltd. (b)	690	55,007
WR Berkley Corp.	2,410	62,877

		117,884

Metal Fabricate/Hardware—3.2%
RTI International Metal, Inc. (a)	1,990	60,357

Mining—2.9%
HudBay Minerals, Inc. (a)(b)	4,300	54,997

Miscellaneous Manufacturing—2.6%
Ameron International Corp.	780	49,054

Oil & Gas—5.5%
Berry Petroleum Co., Class A	1,840	51,814
Cimarex Energy Co.	870	51,661

		103,475

Pharmaceuticals—3.4%
Omnicare Inc.	2,250	63,653

Retail—3.5%
Cracker Barrel Old Country Store, Inc.	1,390	64,468

	Shares	Value

Telecommunications—2.0%
NII Holdings, Inc. (a)	900	37,494

Toys/Games/Hobbies—3.6%
Jakks Pacific, Inc. (a)	5,110	66,686

Transportation—5.3%
Canadian Pacific Railway Ltd. (b)	660	37,118
Tidewater, Inc.	1,310	61,924

		99,042

Water—2.9%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)(b)	1,490	54,832

Total Common Stocks
(Cost $1,521,200)		1,708,543

SHORT-TERM INVESTMENTS—8.0%
Money Market Fund—8.0%
Dreyfus Cash Management Fund
(Cost $148,382)	148,382	148,382

Total Investments—99.5%
(Cost $1,669,582)		$1,856,925

Other assets less liabilities—0.5%		8,493

Total Net Assets—100.0%		$1,865,418

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt

(a) Non-income producing security
(b) Foreign Issued Security

See Notes to Financial Statements

The cost basis of investments for Federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$1,669,582
Gross unrealized appreciation	192,420
Gross unrealized depreciation	(5,077)

Net unrealized depreciation	$187,343

*

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$1,708,543	$-	$-	$1,708,543
Money Market Fund	$148,382	-	-	148,382

Total	$1,856,925	$-	$-	$1,856,925

NOTE 1 – Investment Valuation

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Options Transactions – The Cullen High Dividend Equity Fund follows the authoritative guidance, which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. This Fund may invest in options transactions for hedging purposes, and in order to generate additional income, the Fund may write (or sell) call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price. There were no call options written during the period.

In January 2010, Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. For the period ended March 31, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.

NOTE 3 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued, and Management has determined that there were no subsequent events requiring recognition or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 7, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 7, 2010

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: May 7, 2010